Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 13, 2013
Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 13, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013

VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
MainStay VP International Equity Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

Supplement dated June 13, 2013 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated May 1, 2013

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay VP International Equity Portfolio (“Portfolio”), a series of MainStay VP Funds Trust. You may obtain copies of the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective July 1, 2013, the Portfolio has selected the MSCI ACWI® (All Country World Index) Ex. U.S., which is currently the Portfolio’s secondary benchmark, as its primary benchmark in replacement of the MSCI EAFE® Index. The MSCI EAFE® Index has been retained as the Portfolio’s secondary benchmark. The Portfolio selected the MSCI ACWI® Ex U.S. as its primary benchmark because it believes that this Index is more reflective of its current investment style.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013
VP International Equity Portfolio (Prospectus Summary) | VP International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP International Equity Portfolio
Supplement Text	cik0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

Supplement dated June 13, 2013 (“Supplement”) to the Summary Prospectus and Prospectus,

each dated May 1, 2013

This Supplement updates certain information contained in the Summary Prospectus and Prospectus for MainStay VP International Equity Portfolio (“Portfolio”), a series of MainStay VP Funds Trust. You may obtain copies of the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Effective July 1, 2013, the Portfolio has selected the MSCI ACWI® (All Country World Index) Ex. U.S., which is currently the Portfolio’s secondary benchmark, as its primary benchmark in replacement of the MSCI EAFE® Index. The MSCI EAFE® Index has been retained as the Portfolio’s secondary benchmark. The Portfolio selected the MSCI ACWI® Ex U.S. as its primary benchmark because it believes that this Index is more reflective of its current investment style.

Supplement Closing	cik0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.